Investment Strategy	Dec. 31, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Strategy Narrative [Text Block]

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds and exchange-traded funds (ETFs) that invest in such securities will be considered to be investments by the fund in fixed income securities. Mutual funds and ETFs in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.